Other Intangible Assets, Net	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
OTHER INTANGIBLE ASSETS, NET
NOTE 6:-	OTHER INTANGIBLE ASSETS, NET

a.	Other intangible assets, net:

	December 31,
	2018	2017
Cost:
Patents	639	639
Developed technology	4,963	4,975
Customer related intangible	7,847	8,061
Others	840	868
Brand name	2,723	2,800

	17,012	17,343
Accumulated amortization:
Patents	639	639
Developed technology (see note 2h)	4,963	4,942
Customer related intangible	7,080	6,799
Others	730	691
Brand name	2,371	2,337

	15,783	15,408

Amortized cost	1,229	1,935

b.	Amortization expenses for the years ended December 31, 2018, 2017 and 2016 were $456, $463 and $473, respectively.

c.	Estimated amortization expenses for the years ending:

December 31,

2019	368
2020	334
2021	270
2022	257

1,229